Fair Value Measurements - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Nov. 24, 2020	Mar. 31, 2021	Nov. 13, 2020
Subsequent Measurement [Member] | Private Placement Warrants [Member]
Aggregate value of laibilities at fair value		$ 16.0
Subsequent Measurement [Member] | Private Placement Warrants [Member] | Portion at Fair Value Measurement
Class of warrant or right exercise price of warrants or rights		$ 3.50
Subsequent Measurement [Member] | Public Warrants [Member]
Aggregate value of laibilities at fair value		$ 25.5
Class of warrant or right exercise price of warrants or rights		$ 3.01
Initial Measurement [Member] | Monte Carlo simulation model [Member]
Period of expiration of warrants after the completion of the initial business combination	5 years
Expected term of warrants	5 years 9 months
Warrant exercisable days after the completion of business combination	30 days
Warrant exercisable period from the initial public offering date	12 days
Initial Measurement [Member] | Monte Carlo simulation model [Member] | US Treasury (UST) Interest Rate
Description of risk free interest rate assumption based on treasury rate	risk-free interest rate assumption was based on the five-year U.S. Treasury rate
Initial Measurement [Member] | Private Placement Warrants [Member]
Aggregate value of laibilities at fair value			$ 4.9
Class of warrant or right exercise price of warrants or rights			$ 1.08
Initial Measurement [Member] | Public Warrants [Member]
Aggregate value of laibilities at fair value			$ 9.0
Class of warrant or right exercise price of warrants or rights			$ 1.06